Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

15. Commitments and Contingencies

Purchase Commitments

Aside from the Company’s operating lease commitments, which are disclosed in Note 13, Leases, the Company also has the following non-cancellable purchase commitments under services contracts with vendors for software products, as of September 30, 2025:

Fiscal years:	Amount
2025 (Remainder)	$49
2026	198
2027	198
2028	17
Total	$462

Severance Agreements

As previously disclosed in the Current Report on Form 8-K filed by the Company with the SEC on October 1, 2025, effective October 31, 2025 (the “Termination Date”), Fredi Nisan retired as Chief Executive Officer of the Company. In connection with his reported retirement, the Company and Mr. Nisan entered into a Severance Benefits Offer and General Waiver and Release of Claims agreement (the “Severance Agreement”). Pursuant to the Severance Agreement, Mr. Nisan will receive a cash payment of $350,000, less applicable withholding amounts, payable over a twelve-month period following the Termination Date, and all issued but unvested equity grants held by Mr. Nisan will vest as of the Termination Date. The Severance Agreement contains customary representations, warranties, and covenants.

In addition, on September 25, 2025, the Company and Mr. Nisan entered into an Advisory Services Agreement (the “Consulting Agreement”), effective as of November 1, 2025, and continuing through April 30, 2026. Pursuant to the terms and conditions of the Consulting Agreement, Mr. Nisan will provide services relating to advising the Company on strategic investor partnerships, investment relationships, exploration of M&A opportunities, corporate development, and such other revenue-generating advice and consulting as the Company may reasonably request from time to time. In consideration for his consulting services and in recognition of the services, the Company has agreed to pay Mr. Nisan a cash consulting fee equal to $10,000 per month, payable within five business days after the commencement of each calendar month during the term of the Consulting Agreement.

Employment Agreements

As previously disclosed in the Current Report on Form 8-K filed by the Company with the SEC on September 24, 2025, on September 22, 2025, the Company entered into an employment agreement with Mr. Oliva in connection with the continuation of his role as Chief Financial Officer of the Company (the “Employment Agreement”). Pursuant to the Employment Agreement, Mr. Oliva will continue his employment on an “at-will” basis with compensation to be set by the Company’s management team on an annual basis, eligibility for bonuses in accordance with the Company’s applicable bonus programs, and eligibility for other benefits such as participation in any retirement plans and insurance plans. The Company may terminate the Employment Agreement for cause and Mr. Oliva may terminate the Employment Agreement for good reason, both as further described in the Employment Agreement, and both the Company and Mr. Oliva may also terminate without cause subject to fifteen prior days’ notice. Upon termination for cause (by the Company) or without cause (by Mr. Oliva), the Company will pay for any earned but unpaid base salary, bonus, and vested benefits through the date of termination. In addition to the foregoing, in the case of termination without cause (by the Company) or for good reason (by Mr. Oliva), the Company will also pay Mr. Oliva severance in the amount of twelve months salary to be paid in twelve equal instalments, all vested equity awards will be fully vested, and continue to cover Mr. Oliva’s group health plan premium for a period of twelve months. The Employment Agreement contains standard covenants by the Company and Mr. Oliva, including as it relates to confidentiality and indemnification, and defines the duties and responsibilities of Mr. Oliva’s continued employment with the Company.

Merger Agreement with RTB Digital, Inc.

As previously disclosed in the Current Report on Form 8-K filed by the Company with the SEC on October 2, 2025, on September 28, 2025, the Company, RYVYL Merger Sub Inc., a Delaware corporation and wholly owned direct subsidiary of the Company (“Merger Sub”), and RTB Digital, Inc., a Delaware corporation (“RTB”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which Merger Sub will merge with and into RTB (the “Merger”), with RTB surviving the Merger as a wholly-owned subsidiary of the Company (the corporation surviving the Merger, the “Surviving Corporation”). At the effective time of the Merger (the “Effective Time”), among other things, a number of shares of RTB capital stock will be exchanged for shares of common stock equal to an exchange ratio calculated pursuant to the terms set forth in the Merger Agreement, as consideration for the Merger. Upon the consummation of the Merger, the Company will be renamed “RTB Digital, Inc.”

The Merger Agreement contains customary representations, warranties and covenants of the Company and RTB, including covenants relating to the conduct of the business of both the Company and RTB from the date of signing the Merger Agreement through the closing, obtaining the requisite approval of the stockholders of the Company and RTB, maintaining listing of the common stock of the Company on the Nasdaq Capital Market (“Nasdaq”) and applying for the continued listing of RTB Digital, Inc. after the closing of the Merger, on Nasdaq.

The Merger Agreement provides that the parties will use their respective reasonable best efforts to take all actions reasonably necessary, proper or advisable to consummate and make effective, as promptly as reasonably practicable, the transactions contemplated by the Merger Agreement. The consummation of the Merger is subject to the satisfaction or waiver of customary conditions pursuant to the terms set forth in the Merger Agreement. Following the Merger, RTB’s business will be the primary business of the combined companies, but the Company will continue its current operations, thereafter.

Legal Proceedings

From time to time, the Company is and may become involved in legal proceedings. The Company records a liability for those legal proceedings when it determines it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company also discloses when it is reasonably possible that a material loss may be incurred, however, the amount cannot be reasonably estimated. From time to time, the Company may enter into discussions regarding settlement of these matters, and may enter into settlement agreements, if it believes settlement is in the best interest of the Company and its shareholders

The following is a summary of our current outstanding litigation. Note that references to GreenBox POS are for historical purposes. GreenBox POS changed its name to RYVYL Inc. on October 13, 2022.

●	On December 12, 2022, Jacqueline Dollar (a/k/a Jacqueline Reynolds), former Chief Marketing Officer of the Company, filed a complaint against the Company, Fredi Nisan, and Does 1-20 in San Diego Superior Court. Ms. Dollar is alleging she was undercompensated compared to her male counterparts and retaliated against after raising concerns to management resulting in sex discrimination in violation of the California Fair Employment and Housing Act (“FEHA”) and failure to prevent discrimination in violation of FEHA. Ms. Dollar is also claiming intentional infliction of emotional distress. Ms. Dollar is seeking an unspecified amount of damages related to, among other things, payment of past and future lost wages, stock issuances, bonuses and benefits, compensatory damages, and general, economic, non-economic, and special damages. As the Company cannot predict the outcome of the matter, the probability of an outcome cannot be determined. The Company intends to vigorously defend against all claims. The parties are currently in the discovery phase.

●

As previously disclosed in the Company’s 10-Q for the period ending March 31, 2025, as filed on May 20, 2025, since December 2022, the Company has been cooperating with an ongoing investigation by the SEC regarding possible violations of the federal securities laws. Following discussions with the Staff of the SEC, the Company made certain disclosures addressing the concerns regarding the Company’s 2020 Registration Statement on Form S-1 filed on December 23, 2020 and subsequent reporting, which are contained in the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2025 under Part I, Note 15, Commitments and Contingencies, and Part I, Item 2. Management’s Discussion and Analysis of Financial Condition and Results of Operations – Recent Developments, and under the Part II section titled “Legal Proceedings.”

We have been informed that the disclosures sufficiently addressed the Staff’s concerns. To resolve the potential charges arising from the SEC’s investigation, the Company has consented, without admitting or denying any wrongdoing, to entry of a judgment permanently restraining and enjoining the Company from violating certain provisions of the federal securities laws. The judgment will not require the Company to pay a monetary penalty and will resolve the SEC’s claims regarding these matters with respect to the Company.

●	On February 1, 2023, a putative class action lawsuit titled Cullen v. RYVYL Inc. fka GreenBox POS, et al., Case No. 3:23-cv-00185-GPC-AGS, was filed in the United States District Court for the Southern District of California against several defendants, including the Company and certain of our current and former directors and officers (the “Cullen Defendants”). The complaint was filed on behalf of persons who purchased or otherwise acquired the Company’s publicly traded securities between January 29, 2021 and January 20, 2023. The complaint alleged that the Cullen Defendants violated Sections 11, 12(a)(2), and 15 of the Securities Act and Sections 10(b) and 20(a) of the Exchange Act by making false and/or misleading statements regarding the Company’s financial controls, performance and prospects. On June 30, 2023, the plaintiff filed an amended complaint. On March 1, 2024, the Court issued an order granting in part and denying in part defendants’ motions to dismiss, which included dismissing all Securities Act claims and narrowing the potential class period. The plaintiff filed a second amended complaint on April 30, 2024, which alleges claims against the Cullen Defendants under Exchange Act Sections 10(b) and 20(a) only and a class period of May 13, 2021 through January 20, 2023. The Company filed its motion to dismiss the second amended complaint on July 1, 2024. On October 21, 2024, the Court issued an order granting in part and denying in part defendants’ motions to dismiss. The scope of the remaining claims is consistent with the Court’s last motion to dismiss decision dated March 1, 2024. On November 12, 2024, Plaintiff filed a Third Amended Complaint, which asserts the same legal causes of action and proposed class period as the previous complaint. On February 28, 2025, the Parties executed a Memorandum of Understanding (“MOU”) that reflects their agreement in principle to settle the claims asserted in this class action. On July 9, 2025, the Parties executed the Stipulation and Agreement of Settlement (“Stipulation of Settlement”). On July 15, 2025, Plaintiff filed its Unopposed Motion for Preliminary Approval of Class Action Settlement, which is scheduled for hearing on August 15, 2025. The Stipulation of Settlement provides for the full resolution and release of all claims against the Cullen Defendants in exchange for $300,000 in cash (“Cash Settlement Amount”), 700,000 freely tradable shares of the Company’s common stock (“Settlement Shares”), and a put option that, together with the Cash Settlement Amount and Settlement Shares, requires that the combined value of the settlement consideration shall be no less than $1,000,000. On August 20, 2025, the Court issued an Order Provisionally Approving Certification of the Proposed Settlement Class and Granting Preliminary Approval of the Class Action Settlement. The Motion for Final Approval of the Settlement is scheduled for hearing on December 19, 2025. There is no assurance, however, that the settlement will be completed and/or that the Court will approve it. The Cullen Defendants continue to deny any and all liability and allegations set forth in the pending Third Amended Complaint.

●

On June 22, 2023, a shareholder derivative complaint was filed in the United States District Court for the Southern District of California against certain of the Company’s current and/or former officers and directors (the “Hertel Defendants”), Christy Hertel, derivatively on behalf of RYVYL Inc., f/k/a GreenBox POS v. Ben Errez et al., Case No. 3:23-CV-01165-GPC-SBC. On August 4, 2023, a second shareholder derivative complaint was filed in the United States District Court for the Southern District of California against the Hertel Defendants, Marcus Gazaway, derivatively on behalf of RYVYL Inc., f/k/a GreenBox POS v. Ben Errez et al., Case No. 3:23-CV-01425-LAB-BLM. Both derivative complaints generally allege that the Hertel Defendants failed to implement adequate internal controls that would prevent false and misleading financial information from being published by the Company and that controlling shareholders participated in overpayment misconduct resulting in violations of Sections 10(b), 14(a) and 20 of the Exchange Act and breached their fiduciary duties and, purportedly on behalf of the Company. On April 2, 2024, the Court granted the parties’ joint motion for an order consolidating the Hertel and Gazaway cases under the caption In re RYVYL Inc. Derivative Litigation, Lead Case No. 3:23-CV-01165-GPC-SBC (S.D. Cal.). On May 6, 2024, the Court issued an order staying the action until after the final resolution of any motion to dismiss the securities class action detailed above. On May 1, 2024, a third nearly identical shareholder derivative complaint was filed in Clark County, Nevada by plaintiff Christina Brown, derivatively on behalf of RYVYL, Inc., v. Ben Errez et al., Case No. A-24-892382-C.

The Complaints seeks damages and contribution from the Hertel Defendants and a direction that the Company and the Hertel Defendants take actions to reform and improve corporate governance and internal procedures to comply with applicable laws. The Hertel Defendants deny all allegations of liability and intend to vigorously defend against all claims. On May 8, 2025, all parties reached an agreement in principle to fully resolve and settle all claims alleged in the lawsuits, and on September 30, 2025 they filed a Stipulation and Agreement of Settlement. The parties filed a Joint Motion for Preliminary Approval of Settlement on October 7, 2025, and it is scheduled for hearing on November 14, 2025. Unless and until the settlement is approved, and given the uncertainty of litigation and the legal standards that must be met for success on the merits, the Company cannot predict the outcome of the cases at this time.

●	On October 1, 2023, the Company filed a demand for arbitration against Sky Financial with the American Arbitration Association in San Diego, California (the “Arbitration”). In the Arbitration, the Company seeks to recover for breach of contract and Sky Financial’s failure to perform its obligations On October 2, 2023, the Company filed a complaint against Sky Financial in San Diego Superior Court asserting the same claims asserted in the Arbitration, solely to toll any applicable statutes of limitations pending the Arbitration and, if necessary, provide jurisdiction for the court to compel arbitration. The action seeks damages, including interest and costs of suit incurred. The parties agreed to proceed in the Arbitration and to implement the steps needed to extend the current stay of the San Diego Superior Court action pending the Arbitration. Subsequently, the parties agreed to stay the Arbitration and attend mediation. A mediation was scheduled but then vacated by stipulation of the parties. The stay of the Arbitration has been lifted. After vigorously prosecuting its claims against Sky and Mr. Haller and vigorously defending against all claims asserted by Sky and Mr. Haller, on September 26, 2025, the parties entered into a confidential settlement agreement. On October 16, 2025, the Company filed with the San Diego Superior Court a Request for Dismissal, dismissing the case with prejudice.
●

On June 25, 2024, J. Drew Byelick, a former Chief Financial Officer of the Company, filed a complaint against the Company in the United States District Court for the Southern District of California, Case No. ‘24CV1096 JLS MSB. Mr. Byelick alleged breach of contract, fraudulent inducement of employment, along with intentional misrepresentation and concealment. The Company moved to dismiss the complaint for failure to state a claim and for other violations of the federal rules of civil procedure. The Court granted that motion on December 20, 2024, but permitted Mr. Byelick to file an amended complaint. Mr. Byelick filed his first amended complaint on January 19, 2025, asserting the same core claims. The Company moved to dismiss the first amended complaint for similar reasons as its motion to dismiss the original complaint. The Court granted that motion, in part, on April 18, 2025, ruling that Mr. Byelick was incapable of pleading certain claims (and dismissing those claims) but adequately pled others for purposes of a motion to dismiss only. Mr. Byelick subsequently filed a motion for partial summary judgment, which the Court denied in full as premature. The parties are currently engaged in responding to written discovery requests.

The Company denies all allegations of liability and intends to vigorously defend against all claims. However, given the preliminary stage of the lawsuit, the uncertainty of litigation, and the legal standards that must be met for success on the merits, the Company cannot predict the outcome at this time or estimate a reasonably possible loss or range of loss that may result from this action.

●	On July 2, 2025, Plaintiff Kapcharge USA Inc. commenced a lawsuit against Defendants Ryvyl Inc., FFS Data Corporation, CML Management, LLC and Cynthia Lambert in San Diego Superior Court, Case No. 25CU035045C. This lawsuit stems from a dispute between Kapcharge on the one hand and FFS Data Corporation (“FFS”), and CML Management, LLC on the other hand, related to a payment processor agreement between Kapcharge and FFS. Kapcharge alleges causes of action for Conversion, Money Had and Received, Violation of Penal Code § 496, Restitution, Breach of Contract (against FFS, CML, and Lambert), and Unfair Competition in Violation of California Business and Professions Code § 17200 et seq. The Company denies all allegations of liability and intends to vigorously defend against all claims. However, given the preliminary stage of the lawsuit, the uncertainty of litigation, and the legal standards that must be met for success on the merits, the Company cannot predict the outcome at this time or estimate a reasonably possible loss or range of loss that may result from this action.

●	On July 15, 2025, Plaintiff Rachael Mora filed a complaint against the Company, Fredi Nisan, and Does 1-20 in San Diego Superior Court. Ms. Mora is alleging sex discrimination and sexual favoritism in violation of the California Fair Employment and Housing Act (“FEHA”), and failure to prevent discrimination in violation of FEHA. Ms. Mora is also claiming retaliation and negligent supervision/negligent retention. Ms. Mora is seeking an unspecified amount of damages related to, among other things, payment of past and future lost wages, stock issuances, bonuses and benefits, compensatory damages, and general, economic, non-economic, and special damages. As the Company cannot predict the outcome of the matter, the probability of an outcome cannot be determined. The Company intends to vigorously defend against all claims.

14. Commitments and Contingencies

From time-to-time, the Company is involved in legal proceedings. The Company records a liability for those legal proceedings when it determines it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company also discloses when it is reasonably possible that a material loss may be incurred, however, the amount cannot be reasonably estimated. From time to time, the Company may enter into discussions regarding settlement of these matters, and may enter into settlement agreements, if it believes settlement is in the best interest of the Company and its shareholders.

The following is a summary of our current outstanding litigation. Note that references to GreenBox POS are for historical purposes. GreenBox POS changed its name to RYVYL Inc. on October 13, 2022.

●	On November 8, 2022, the Company filed a complaint against its former Chief Operating Officer Vanessa Luna, Luna Consultant Group, LLC and Does 1 through 50 in San Diego Superior Court (the “Company Filing”). The Company alleged that Ms. Luna abused her position for additional compensation, failed to follow proper protocols and breached her fiduciary duties and duty of loyalty by secretly maintaining alternative employment. The action sought damages, including interest and costs of suit incurred. On November 10, 2022, Ms. Luna filed her own complaint against the Company and Fredi Nisan in San Diego Superior Court (the “Luna Filing”). Ms. Luna alleged that Mr. Nisan used contract negotiations to coerce her, that the Company improperly coded transactions and misled investors, and that when her concerns were reported to management, she was wrongfully terminated, resulting in a number of claims. Ms. Luna also alleged sexual misconduct on the part of Mr. Nisan. Ms. Luna sought damages including compensatory damages, unpaid wages (past and future), loss of wages and benefits (past and future), and other damages to be proven at trial. The Company and Mr. Nisan deny all allegations of the Luna Filing. In April 2023, Ms. Luna sought and was granted permission to add Coyni, Inc. as a defendant with regard to her claims. In addition, in August 2024, the Company and Mr. Nisan were granted leave to file a Second Amended Complaint to add additional claims against Ms. Luna, including securities fraud. After vigorously defending against all claims asserted by Ms. Luna and vigorously prosecuting its own claims against Ms. Luna, on October 17, 2024, the parties entered into a confidential settlement agreement. On February 4, 2025, the parties filed with the San Diego Superior Court Requests for Dismissal, dismissing their respective cases with prejudice.

●	On December 12, 2022, Jacqueline Dollar (aka Jacqueline Reynolds), former Chief Marketing Officer of the Company, filed a complaint against the Company, Fredi Nisan, and Does 1-20 in San Diego Superior Court. Ms. Dollar is alleging she was undercompensated compared to her male counterparts and retaliated against after raising concerns to management resulting in sex discrimination in violation of the California Fair Employment and Housing Act (“FEHA”) and failure to prevent discrimination in violation of FEHA. Ms. Dollar is also claiming intentional infliction of emotional distress. Ms. Dollar is seeking an unspecified amount of damages related to, among other things, payment of past and future lost wages, stock issuances, bonuses and benefits, compensatory damages, and general, economic, non-economic, and special damages. As the Company cannot predict the outcome of the matter, the probability of an outcome cannot be determined. The Company intends to vigorously defend against all claims. The parties are currently in the discovery phase.

●	Since December 2022, the Company has been cooperating with an ongoing investigation by the SEC regarding possible violations of the federal securities laws, which in its course has included a review of the Company’s blockchain technology and former QuickCard business. The Company intends to continue to cooperate fully with the SEC in its investigation. The Company cannot predict the outcome of such investigation or whether it will have a material impact on the Company’s financial condition, results of operations or cash flow.

●

On February 1, 2023, a putative class action lawsuit titled Cullen v. RYVYL Inc. fka GreenBox POS, Inc., et al., Case No. 3:23-cv-00185-GPC-AGS, was filed in the United States District Court for the Southern District of California against several defendants, including the Company and certain of our current and former directors and officers (the “Cullen Defendants”). The complaint was filed on behalf of persons who purchased or otherwise acquired the Company’s publicly traded securities between January 29, 2021 and January 20, 2023. The complaint alleged that the Cullen Defendants violated Sections 11, 12(a)(2), and 15 of the Securities Act and Sections 10(b) and 20(a) of the Exchange Act by making false and/or misleading statements regarding the Company’s financial controls, performance and prospects. On June 30, 2023, the plaintiff filed an amended complaint. On March 1, 2024, the Court issued an order granting in part and denying in part defendants’ motions to dismiss, which included dismissing all Securities Act claims and narrowing the potential class period. The plaintiff filed a second amended complaint on April 30, 2024, which alleges claims against the Cullen Defendants under Exchange Act Sections 10(b) and 20(a) only and a class period of May 13, 2021 through January 20, 2023. The Company filed its motion to dismiss the second amended complaint on July 1, 2024. On October 21, 2024, the Court issued an order granting in part and denying in part defendants’ motions to dismiss. The scope of the remaining claims is consistent with the Court’s last motion to dismiss decision dated March 1, 2024. On November 12, 2024, Plaintiff filed a Third Amended Complaint, which asserts the same legal causes of action and proposed class period as the previous complaint. On February 28, 2025, the Parties executed a Memorandum of Understanding (“MOU”) that reflects their agreement in principle to settle the claims asserted in this class action. Lead Plaintiff has begun the process of drafting the Stipulation and Agreement of Settlement and exhibits thereto, which, after negotiation and execution by the Parties, will be filed with the Court in connection with Motion for Preliminary Approval of Class Action Settlement. The Parties intend to move for preliminary approval of the proposed settlement as soon as practicable after the final settlement agreement is executed. There is no assurance, however, that the settlement will be completed and/or that the Court will approve it. The Cullen Defendants continue to deny any and all liability and allegations set forth in the pending Third Amended Complaint.

●

On June 22, 2023, a shareholder derivative complaint was filed in the United States District Court for the Southern District of California against certain of the Company’s current and/or former officers and directors (the “Hertel Defendants”), Christy Hertel, derivatively on behalf of RYVYL Inc., f/k/a GreenBox POS v. Ben Errez et al., Case No. 3:23-CV-01165-GPC-SBC. On August 4, 2023, a second shareholder derivative complaint was filed in the United States District Court for the Southern District of California against the Hertel Defendants, Marcus Gazaway, derivatively on behalf of RYVYL Inc., f/k/a GreenBox POS v. Ben Errez et al., Case No. 3:23-CV-01425-LAB-BLM. Both derivative complaints generally allege that the Hertel Defendants failed to implement adequate internal controls that would prevent false and misleading financial information from being published by the Company and that controlling shareholders participated in overpayment misconduct resulting in violations of Sections 10(b), 14(a) and 20 of the Exchange Act and breached their fiduciary duties and, purportedly on behalf of the Company. On April 2, 2024, the Court granted the parties’ joint motion for an order consolidating the Hertel and Gazaway cases under the caption In re RYVYL Inc. Derivative Litigation, Lead Case No. 3:23-CV-01165-GPC-SBC (S.D. Cal.). On May 6, 2024, the Court issued an order staying the action until after the final resolution of any motion to dismiss the securities class action detailed above. On May 1, 2024, a third nearly identical shareholder derivative complaint was filed in Clark County, Nevada by plaintiff Christina Brown, derivatively on behalf of RYVYL, Inc., v. Ben Errez et al., Case No. A-24-892382-C. The Company currently is working with Ms. Brown’s counsel to coordinate a stay of the Nevada action on the same terms as the stay of the Hertel and Gazaway cases.

The complaint seeks damages and contribution from the Hertel Defendants and a direction that the Company and the Hertel Defendants take actions to reform and improve corporate governance and internal procedures to comply with applicable laws. The Hertel Defendants deny all allegations of liability and intend to vigorously defend against all claims. However, given the preliminary stage of the lawsuits, the uncertainty of litigation, and the legal standards that must be met for success on the merits, the Company cannot predict the outcome of either case at this time.

●	On October 1, 2023, the Company filed a demand for arbitration against Sky Financial with the American Arbitration Association in San Diego, California (the “Arbitration”). In the Arbitration, the Company seeks to recover for breach of contract and Sky Financial’s failure to perform its obligations On October 2, 2023, the Company filed a complaint against Sky Financial in San Diego Superior Court asserting the same claims asserted in the Arbitration, solely to toll any applicable statutes of limitations pending the Arbitration and, if necessary, provide jurisdiction for the court to compel arbitration. The action seeks damages, including interest and costs of suit incurred. The parties agreed to proceed in the Arbitration and to implement the steps needed to extend the current stay of the San Diego Superior Court action pending the Arbitration. Subsequently, the parties agreed to stay the Arbitration and attend mediation. A mediation was scheduled but then vacated by stipulation of the parties. The parties have agreed to continue the stay of the Arbitration pending a mediation, which is to be re-scheduled.

●	On July 6, 2022, the Company’s subsidiary, RYVYL EU (formerly known as Transact Europe OOD), received a notary invitation from Satya Consulting PTE Limited (“Satya”) filed in Bulgaria. In the filed claim, Satya alleges nonpayment of its fee in the amount of EUR 900,000, to which statutory default interest is to be added, for failure of payment under the Company’s stock purchase agreement for Transact Europe Holdings OOD. RYVYL EU has retained Bulgarian counsel to assist in the defense of the asserted claim and denies all allegations. As RYVYL EU cannot predict the outcome of the matter, the probability of an outcome cannot be determined. RYVYL EU intends to vigorously defend against all claims. On October 18, 2024, RYVYL EU entered into a confidential settlement agreement with no material impact to the Company. The Court approved the settlement and the case was dismissed on November 23, 2024.

●	On January 2, 2024, the Company filed a Statement of Claim against Chessa Sabourin in the Ontario Superior Court of Justice. Case No. CV-24-00712190-0000. The Company seeks to recover funds unlawfully held by Sabourin, or in the alternative, damages in the equivalent amount. Additionally, punitive and exemplary damages. In September 2023, the Company mistakenly sent funds to Ms. Sabourin and attempted to reverse or recall the transfers but was unable to do so. To date, Ms. Sabourin has failed and/or refused to return the funds mistakenly sent to her. On October 21, 2024, the Court issued a default judgment against Sabourin.

●	On June 25, 2024, J. Drew Byelick, a former Chief Financial Officer of the Company, filed a complaint against the Company in the United States District Court for the Southern District of California, Case No. ’24CV1096 JLS MSB. Mr. Byelick alleged breach of contract, fraudulent inducement of employment, along with intentional misrepresentation and concealment. The Company moved to dismiss the complaint for failure to state a claim and for other violations of the federal rules of civil procedure. The Court granted that motion on December 20, 2024, but permitted Mr. Byelick to file an amended complaint. Mr. Byelick filed his first amended complaint on January 19, 2025, asserting the same core claims. The Company filed a motion to dismiss the first amended complaint on February 3, 2025, which has been set for hearing on April 11, 2025. The Company denies all allegations of liability and intends to vigorously defend against all claims. However, given the preliminary stage of the lawsuit, the uncertainty of litigation, and the legal standards that must be met for success on the merits, the Company cannot predict the outcome at this time or estimate a reasonably possible loss or range of loss that may result from this action.